Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share capital	Capital reserve	Profit reserves	Treasury stocks	Other reserves	Cumulative translation adjustments	Retained earnings	Equity attributable to Vale's stockholders	Equity attributable to noncontrolling interests	Total
Balance at beginning of year at Dec. 31, 2017	$ 61,614	$ 1,139	$ 7,419	$ (1,477)	$ (2,289)	$ (22,948)		$ 43,458	$ 1,314	$ 44,772
Net income (loss)							$ 6,860	6,860	36	6,896
Other comprehensive income			(1,257)		134	(2,156)		(3,279)	(120)	(3,399)
Dividends and interest on capital of Vale's stockholders							(2,054)	(2,054)		(2,054)
Dividends of noncontrolling interest									(166)	(166)
Acquisitions and disposal of noncontrolling interest									(229)	(229)
Capitalization of noncontrolling interest advances									12	12
Appropriation to undistributed retained earnings			4,806				(4,806)
Share buyback program				(1,000)				(1,000)		(1,000)
Balance at end of year at Dec. 31, 2018	61,614	1,139	10,968	(2,477)	(2,155)	(25,104)		43,985	847	44,832
Net income (loss)							(1,683)	(1,683)	(497)	(2,180)
Other comprehensive income			(428)		(298)	(107)		(833)	(15)	(848)
Interest on capital of Vale's stockholders			(1,767)					(1,767)		(1,767)
Dividends of noncontrolling interest									(87)	(87)
Acquisitions and disposal of noncontrolling interest					343			343	(1,350)	(1,007)
Capitalization of noncontrolling interest advances									28	28
Allocation of loss			(1,683)				1,683
Treasury shares utilized in the year				22				22		22
Balance at end of year at Dec. 31, 2019	61,614	1,139	7,090	(2,455)	(2,110)	(25,211)		40,067	(1,074)	38,993
Net income (loss)							4,881	4,881	(350)	4,531
Other comprehensive income			(1,448)		267	(4,343)		(5,524)	32	(5,492)
Dividends and interest on capital of Vale's stockholders			(2,329)				(1,152)	(3,481)		(3,481)
Dividends of noncontrolling interest									(8)	(8)
Acquisitions and disposal of noncontrolling interest					(213)			(213)	455	242
Capitalization of noncontrolling interest advances									22	22
Appropriation to undistributed retained earnings			3,729				$ (3,729)
Treasury shares utilized in the year				14				14		14
Balance at end of year at Dec. 31, 2020	$ 61,614	$ 1,139	$ 7,042	$ (2,441)	$ (2,056)	$ (29,554)		$ 35,744	$ (923)	$ 34,821